Income (loss) Per Share (Details) - Schedule of details of number of shares and income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of details of number of shares and income (loss) [Abstract]
Weighted Number of Shares For the computation of basic income (loss)	44,140,771	40,320,888	40,275,374
Loss Attributed to equity holders of the Company For the computation of basic income (loss)	$ 17,140	$ 22,251	$ 22,296
Weighted Number of Shares Effect of potential dilutive ordinary shares	449,107	260,739	170,043
Loss Attributed to equity holders of the Company Effect of potential dilutive ordinary shares
Weighted Number of Shares For the computation of diluted income (loss)	44,589,878	40,581,627	40,445,417
Loss Attributed to equity holders of the Company For the computation of diluted income (loss)	$ 17,140	$ 22,251	$ 22,296